Operating Segment Reporting - Schedule of Revenue by Customers (Details) - Revenues - Customers	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
A | Singapore
Segment Reporting Information [Line Items]
Percentage of revenues	29.00%	44.00%
B | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues		15.00%
C | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues		13.00%
D | Germany
Segment Reporting Information [Line Items]
Percentage of revenues	16.00%
E | Switzerland
Segment Reporting Information [Line Items]
Percentage of revenues	18.00%	9.00%